Taxes - Income tax - Effective income tax on continuing operations - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Profit before tax of continuing operations	€ 4,673	€ 3,467	€ 3,063
Theoretical income tax	(1,609)	(1,194)	(1,055)
Exceptional surtax			(78)
Impairment of goodwill	(19)	(19)	(7)
Impairment of BT shares	(34)	(30)	(156)
Share of profits (losses) of associates and joint ventures	3	1	2
Adjustment of prior-year taxes	10	23	37
Recognition / (derecognition) of deferred tax assets	(36)	(151)	(27)
Difference in tax rates	192	189	92
Change in applicable tax rates	43	(84)	(50)
Other reconciling items	3	(44)	190
Total Income tax	€ (1,447)	€ (1,309)	€ (1,052)
Effective tax rate (as a percent)	30.97%	37.75%	34.35%